Loan Portfolio Indemnification Obligations (Details Narrative) - USD ($)		12 Months Ended
	Apr. 23, 2026	Dec. 31, 2025	Sep. 30, 2026	Dec. 31, 2024
Short-Term Debt [Line Items]
Potential amount of future payments under guarantee		$ 33,800,000	$ 33,300,000
Outstanding loan portfolio, percent			7.25%
Reversal of provision	$ 0
Indemnification liability				$ 1,400,000
Specific risk concentration on credit losses, percent			100.00%
ASC 460 [Member]
Short-Term Debt [Line Items]
Stand ready guarantee liability current		700,000	$ 700,000
Stand ready guarantee liability noncurrent		1,200,000	700,000
ASC 326 [Member]
Short-Term Debt [Line Items]
Stand ready guarantee liability current		400,000	100,000
Stand ready guarantee liability noncurrent		700,000	500,000
Financing Receivable [Member]
Short-Term Debt [Line Items]
Adjusted portfolio collateral		44,100,000
Credit loss liability		52,058,853	51,304,248
Reversal of provision		200,000
Adjusted portfolio collateral		44,100,000	$ 44,100,000
Uncollateralized [Member]
Short-Term Debt [Line Items]
Uncollateralized gap		$ 3,400,000
CRB Loan [Member]
Short-Term Debt [Line Items]
Outstanding loan portfolio, percent		65.00%	65.00%